Equity Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (8.0%)
*	Alphabet Inc. Class A	1,386,573	132,626
*	Alphabet Inc. Class C	1,239,743	119,201
*	Meta Platforms Inc. Class A	527,368	71,553
*	Walt Disney Co.	421,572	39,767
	Verizon Communications Inc.	971,104	36,873
	Comcast Corp. Class A	1,018,374	29,869
	AT&T Inc.	1,647,826	25,278
*	Netflix Inc.	102,833	24,211
*	T-Mobile US Inc.	139,200	18,676
	Activision Blizzard Inc.	164,591	12,236
*	Charter Communications Inc. Class A	25,623	7,773
	Electronic Arts Inc.	61,037	7,063
*	Twitter Inc.	155,339	6,810
*	Warner Bros Discovery Inc.	510,272	5,868
*	Take-Two Interactive Software Inc.	36,276	3,954
*	Match Group Inc.	65,515	3,128
	Omnicom Group Inc.	47,258	2,981
*	Live Nation Entertainment Inc.	32,903	2,502
	Interpublic Group of Cos. Inc.	90,294	2,312
	Paramount Global Class B	116,934	2,226
	Fox Corp. Class A	71,085	2,181
	Lumen Technologies Inc.	220,519	1,605
	News Corp. Class A	88,324	1,335
	Fox Corp. Class B	32,498	926
*	DISH Network Corp. Class A	57,774	799
	News Corp. Class B	28,204	435
			562,188
Consumer Discretionary (11.7%)
*	Amazon.com Inc.	2,049,468	231,590
*	Tesla Inc.	615,882	163,363
	Home Depot Inc.	237,648	65,577
	McDonald's Corp.	170,122	39,254
	Lowe's Cos. Inc.	147,779	27,754
	NIKE Inc. Class B	292,197	24,287
	Starbucks Corp.	265,314	22,355
	TJX Cos. Inc.	270,906	16,829
	Target Corp.	107,223	15,911
*	Booking Holdings Inc.	9,181	15,086
	Dollar General Corp.	52,492	12,591
	General Motors Co.	337,124	10,818
*	O'Reilly Automotive Inc.	14,740	10,367

		Shares	Market Value ($000)
	Ford Motor Co.	913,149	10,227
*	AutoZone Inc.	4,505	9,649
*	Chipotle Mexican Grill Inc. Class A	6,419	9,646
	Marriott International Inc. Class A	63,765	8,936
	Hilton Worldwide Holdings Inc.	63,380	7,645
	Yum! Brands Inc.	65,812	6,999
	Ross Stores Inc.	80,898	6,817
*	Dollar Tree Inc.	48,767	6,637
	DR Horton Inc.	73,014	4,918
*	Aptiv plc	62,720	4,905
	Genuine Parts Co.	32,677	4,879
*	Ulta Beauty Inc.	11,997	4,813
	Tractor Supply Co.	25,624	4,763
	eBay Inc.	127,180	4,682
	Lennar Corp. Class A	58,041	4,327
	Darden Restaurants Inc.	28,374	3,584
*	Expedia Group Inc.	35,196	3,298
	Best Buy Co. Inc.	46,396	2,939
*	Etsy Inc.	29,337	2,938
	Pool Corp.	9,164	2,916
	Garmin Ltd.	35,726	2,869
*	Las Vegas Sands Corp.	76,064	2,854
*	NVR Inc.	714	2,847
	LKQ Corp.	60,345	2,845
	Domino's Pizza Inc.	8,319	2,581
*	CarMax Inc.	36,844	2,433
	VF Corp.	76,475	2,287
	MGM Resorts International	75,508	2,244
	Advance Auto Parts Inc.	14,013	2,191
	Hasbro Inc.	30,053	2,026
	PulteGroup Inc.	53,605	2,010
*	Royal Caribbean Cruises Ltd.	50,766	1,924
	Bath & Body Works Inc.	52,848	1,723
	BorgWarner Inc.	54,797	1,721
	Whirlpool Corp.	12,620	1,701
	Tapestry Inc.	58,132	1,653
*	Carnival Corp.	228,426	1,606
*	Caesars Entertainment Inc.	49,376	1,593
*	Wynn Resorts Ltd.	23,946	1,509
	Newell Brands Inc.	87,142	1,210
*	Mohawk Industries Inc.	12,210	1,113
*	Norwegian Cruise Line Holdings Ltd.	97,827	1,111
	Ralph Lauren Corp. Class A	9,933	844
	Lennar Corp. Class B	1,026	61
			816,256
Consumer Staples (6.9%)
	Procter & Gamble Co.	552,533	69,757
	PepsiCo Inc.	319,134	52,102
	Coca-Cola Co.	900,049	50,421
	Costco Wholesale Corp.	102,431	48,375
	Walmart Inc.	329,610	42,750
	Philip Morris International Inc.	358,461	29,756
	Mondelez International Inc. Class A	316,932	17,377
	Altria Group Inc.	416,429	16,815
	Colgate-Palmolive Co.	192,833	13,547
	Estee Lauder Cos. Inc. Class A	53,594	11,571
	General Mills Inc.	137,728	10,551
	Archer-Daniels-Midland Co.	129,638	10,429

		Shares	Market Value ($000)
	Kimberly-Clark Corp.	78,033	8,782
	Constellation Brands Inc. Class A	36,827	8,458
	Sysco Corp.	117,753	8,326
*	Monster Beverage Corp.	88,891	7,730
	Hershey Co.	33,938	7,482
	Keurig Dr Pepper Inc.	196,317	7,032
	Kroger Co.	150,440	6,582
	Kraft Heinz Co.	183,991	6,136
	Walgreens Boots Alliance Inc.	166,071	5,215
	Tyson Foods Inc. Class A	67,051	4,421
	McCormick & Co. Inc. (Non-Voting)	57,984	4,133
	Kellogg Co.	59,051	4,114
	Church & Dwight Co. Inc.	56,235	4,017
	Clorox Co.	28,512	3,661
	Conagra Brands Inc.	110,777	3,615
	J M Smucker Co.	24,664	3,389
	Hormel Foods Corp.	67,002	3,045
	Brown-Forman Corp. Class B	42,395	2,822
	Lamb Weston Holdings Inc.	33,155	2,566
	Campbell Soup Co.	46,651	2,198
	Molson Coors Beverage Co. Class B	43,467	2,086
			479,261
Energy (4.6%)
	Exxon Mobil Corp.	963,738	84,144
	Chevron Corp.	416,430	59,829
	ConocoPhillips	294,403	30,129
	EOG Resources Inc.	135,529	15,143
	Pioneer Natural Resources Co.	55,192	11,951
	Schlumberger NV	327,075	11,742
	Marathon Petroleum Corp.	115,301	11,453
	Occidental Petroleum Corp.	172,301	10,588
	Valero Energy Corp.	91,083	9,732
	Devon Energy Corp.	151,368	9,102
	Phillips 66	111,205	8,976
	Williams Cos. Inc.	281,635	8,063
	Kinder Morgan Inc.	458,198	7,624
	Hess Corp.	64,383	7,017
	ONEOK Inc.	103,458	5,301
	Halliburton Co.	209,965	5,169
	Diamondback Energy Inc.	41,035	4,943
	Baker Hughes Co. Class A	233,578	4,896
	Coterra Energy Inc.	184,197	4,811
	Marathon Oil Corp.	156,849	3,542
	EQT Corp.	85,614	3,489
	APA Corp.	75,589	2,584
			320,228
Financials (11.0%)
*	Berkshire Hathaway Inc. Class B	417,356	111,442
	JPMorgan Chase & Co.	678,111	70,863
	Bank of America Corp.	1,616,491	48,818
	Wells Fargo & Co.	877,108	35,277
	Charles Schwab Corp.	353,086	25,376
	Morgan Stanley	309,670	24,467
	S&P Global Inc.	78,779	24,055
	Goldman Sachs Group Inc.	78,941	23,134
	BlackRock Inc.	34,863	19,184
	American Express Co.	138,701	18,712

		Shares	Market Value ($000)
	Citigroup Inc.	447,862	18,662
	Chubb Ltd.	96,566	17,563
	Marsh & McLennan Cos. Inc.	115,371	17,224
	Progressive Corp.	135,255	15,718
	CME Group Inc.	83,112	14,722
	PNC Financial Services Group Inc.	94,817	14,168
	Truist Financial Corp.	306,659	13,352
	Aon plc Class A	48,767	13,063
	US Bancorp	312,589	12,604
	Intercontinental Exchange Inc.	129,127	11,667
	MetLife Inc.	154,892	9,414
	Moody's Corp.	36,480	8,869
	Travelers Cos. Inc.	54,860	8,405
	American International Group Inc.	175,769	8,346
	Arthur J Gallagher & Co.	48,616	8,324
	Capital One Financial Corp.	88,714	8,177
	MSCI Inc. Class A	18,605	7,847
	Allstate Corp.	62,470	7,779
	Aflac Inc.	132,898	7,469
	Prudential Financial Inc.	85,964	7,374
	M&T Bank Corp.	40,648	7,167
	Bank of New York Mellon Corp.	169,902	6,545
	Ameriprise Financial Inc.	24,987	6,296
	Discover Financial Services	63,090	5,736
	First Republic Bank	42,293	5,521
	T. Rowe Price Group Inc.	52,256	5,487
	State Street Corp.	85,111	5,176
	Willis Towers Watson plc	25,462	5,116
	Fifth Third Bancorp	158,780	5,075
	Hartford Financial Services Group Inc.	74,826	4,635
*	SVB Financial Group	13,676	4,592
	Nasdaq Inc.	78,476	4,448
	Raymond James Financial Inc.	44,862	4,433
	Huntington Bancshares Inc.	333,669	4,398
	Regions Financial Corp.	216,366	4,342
	Northern Trust Corp.	48,248	4,128
	Citizens Financial Group Inc.	114,665	3,940
	Principal Financial Group Inc.	53,664	3,872
	FactSet Research Systems Inc.	8,793	3,518
	KeyCorp	215,169	3,447
	Cincinnati Financial Corp.	36,860	3,302
	Brown & Brown Inc.	54,306	3,284
	Synchrony Financial	111,527	3,144
	W R Berkley Corp.	47,291	3,054
	Cboe Global Markets Inc.	24,506	2,876
	Everest Re Group Ltd.	9,102	2,389
	Loews Corp.	46,310	2,308
	Signature Bank	14,516	2,192
	Comerica Inc.	30,166	2,145
	Globe Life Inc.	20,935	2,087
	MarketAxess Holdings Inc.	8,710	1,938
	Assurant Inc.	12,317	1,789
	Zions Bancorp NA	34,660	1,763
	Lincoln National Corp.	35,852	1,574
	Invesco Ltd.	105,268	1,442
	Franklin Resources Inc.	65,748	1,415
			766,649

		Shares	Market Value ($000)
Health Care (15.0%)
	UnitedHealth Group Inc.	216,289	109,235
	Johnson & Johnson	607,960	99,316
	Eli Lilly & Co.	182,365	58,968
	Pfizer Inc.	1,297,797	56,792
	AbbVie Inc.	408,852	54,872
	Merck & Co. Inc.	585,788	50,448
	Thermo Fisher Scientific Inc.	90,601	45,952
	Abbott Laboratories	404,962	39,184
	Danaher Corp.	151,402	39,106
	Bristol-Myers Squibb Co.	493,756	35,101
	CVS Health Corp.	303,556	28,950
	Amgen Inc.	123,696	27,881
	Elevance Health Inc.	55,492	25,207
	Medtronic plc	307,258	24,811
	Cigna Corp.	70,549	19,575
	Gilead Sciences Inc.	289,821	17,879
*	Vertex Pharmaceuticals Inc.	59,305	17,171
*	Regeneron Pharmaceuticals Inc.	24,786	17,074
	Zoetis Inc. Class A	108,245	16,052
	Stryker Corp.	77,864	15,771
*	Intuitive Surgical Inc.	82,579	15,479
	Becton Dickinson & Co.	65,955	14,697
	Humana Inc.	29,260	14,197
*	Boston Scientific Corp.	331,067	12,822
*	Edwards Lifesciences Corp.	143,318	11,842
	McKesson Corp.	33,231	11,294
*	Centene Corp.	132,151	10,283
*	Moderna Inc.	77,773	9,197
	HCA Healthcare Inc.	49,765	9,146
*	Biogen Inc.	33,541	8,955
	Agilent Technologies Inc.	69,030	8,391
*	IQVIA Holdings Inc.	43,101	7,807
	ResMed Inc.	33,836	7,386
*	Dexcom Inc.	90,718	7,306
*	Illumina Inc.	36,298	6,925
*	IDEXX Laboratories Inc.	19,232	6,266
	Baxter International Inc.	116,344	6,266
*	Mettler-Toledo International Inc.	5,211	5,649
	Zimmer Biomet Holdings Inc.	48,580	5,079
	AmerisourceBergen Corp. Class A	35,995	4,871
*	Molina Healthcare Inc.	13,452	4,437
	Laboratory Corp. of America Holdings	20,930	4,287
	West Pharmaceutical Services Inc.	17,146	4,219
	Cardinal Health Inc.	63,093	4,207
	STERIS plc	23,098	3,841
*	Waters Corp.	13,851	3,733
*	Hologic Inc.	57,802	3,729
	PerkinElmer Inc.	29,224	3,517
*	Align Technology Inc.	16,817	3,483
	Quest Diagnostics Inc.	26,966	3,309
	Cooper Cos. Inc.	11,429	3,016
*	Catalent Inc.	41,335	2,991
*	Incyte Corp.	42,738	2,848
*	ABIOMED Inc.	10,516	2,583
	Bio-Techne Corp.	9,050	2,570
	Viatris Inc.	279,763	2,384
*	Charles River Laboratories International Inc.	11,724	2,307

		Shares	Market Value ($000)
	Teleflex Inc.	10,821	2,180
*	Henry Schein Inc.	31,513	2,073
*	Bio-Rad Laboratories Inc. Class A	4,960	2,069
	DENTSPLY SIRONA Inc.	49,724	1,410
	Organon & Co.	59,070	1,382
	Universal Health Services Inc. Class B	15,210	1,341
*	DaVita Inc.	12,890	1,067
			1,052,186
Industrials (7.8%)
	Union Pacific Corp.	144,400	28,132
	Raytheon Technologies Corp.	341,461	27,952
	United Parcel Service Inc. Class B	169,206	27,334
	Honeywell International Inc.	155,786	26,012
	Deere & Co.	64,316	21,475
	Lockheed Martin Corp.	54,574	21,081
	Caterpillar Inc.	122,079	20,031
	Northrop Grumman Corp.	33,633	15,818
	General Electric Co.	253,568	15,698
*	Boeing Co.	129,079	15,629
	3M Co.	128,016	14,146
	Waste Management Inc.	86,970	13,933
	CSX Corp.	495,091	13,189
	Eaton Corp. plc	92,105	12,283
	Illinois Tool Works Inc.	65,157	11,771
	Norfolk Southern Corp.	54,306	11,385
	General Dynamics Corp.	51,997	11,032
	Emerson Electric Co.	136,704	10,010
	L3Harris Technologies Inc.	44,234	9,193
	FedEx Corp.	55,261	8,205
	Johnson Controls International plc	159,209	7,836
	Trane Technologies plc	53,559	7,756
	Cintas Corp.	19,878	7,716
	Parker-Hannifin Corp.	29,660	7,187
	Carrier Global Corp.	194,478	6,916
	PACCAR Inc.	80,338	6,724
	Cummins Inc.	32,574	6,629
	Republic Services Inc. Class A	47,445	6,454
*	CoStar Group Inc.	91,473	6,371
	TransDigm Group Inc.	11,900	6,245
	Otis Worldwide Corp.	97,075	6,193
	Verisk Analytics Inc. Class A	36,262	6,184
	Fastenal Co.	132,839	6,116
	AMETEK Inc.	53,146	6,027
	Rockwell Automation Inc.	26,657	5,734
	Old Dominion Freight Line Inc.	21,190	5,271
*	Copart Inc.	49,524	5,269
	WW Grainger Inc.	10,481	5,127
	Equifax Inc.	28,339	4,858
	Fortive Corp.	82,348	4,801
*	United Rentals Inc.	16,200	4,376
*	Southwest Airlines Co.	137,343	4,236
	Quanta Services Inc.	33,054	4,211
*	Delta Air Lines Inc.	148,436	4,165
	Ingersoll Rand Inc.	93,330	4,037
	Dover Corp.	33,150	3,865
	Xylem Inc.	41,725	3,645
	IDEX Corp.	17,466	3,491
	Westinghouse Air Brake Technologies Corp.	41,979	3,415

		Shares	Market Value ($000)
	Expeditors International of Washington Inc.	37,896	3,347
	Jacobs Solutions Inc.	29,545	3,205
	JB Hunt Transport Services Inc.	19,225	3,007
	Textron Inc.	48,956	2,852
	CH Robinson Worldwide Inc.	28,688	2,763
	Leidos Holdings Inc.	31,539	2,759
	Nordson Corp.	12,515	2,657
	Howmet Aerospace Inc.	85,551	2,646
*	Generac Holdings Inc.	14,717	2,622
	Stanley Black & Decker Inc.	34,220	2,574
	Snap-on Inc.	12,318	2,480
*	United Airlines Holdings Inc.	75,380	2,452
	Masco Corp.	52,219	2,438
	Nielsen Holdings plc	83,060	2,302
	Huntington Ingalls Industries Inc.	9,242	2,047
	Robert Half International Inc.	25,305	1,936
	Rollins Inc.	53,589	1,858
	Allegion plc	20,264	1,817
*	American Airlines Group Inc.	149,906	1,805
	Fortune Brands Home & Security Inc.	29,941	1,608
	Pentair plc	38,155	1,550
	A O Smith Corp.	29,736	1,445
*	Alaska Air Group Inc.	29,082	1,139
			548,473
Information Technology (26.3%)
	Apple Inc.	3,493,165	482,755
	Microsoft Corp.	1,724,522	401,641
	NVIDIA Corp.	579,013	70,286
	Visa Inc. Class A	378,071	67,164
	Mastercard Inc. Class A	197,293	56,098
	Broadcom Inc.	93,376	41,460
	Cisco Systems Inc.	957,548	38,302
	Accenture plc Class A	146,263	37,634
*	Salesforce Inc.	230,071	33,093
	Texas Instruments Inc.	211,270	32,700
*	Adobe Inc.	108,213	29,780
	QUALCOMM Inc.	259,676	29,338
	Intuit Inc.	65,223	25,262
	International Business Machines Corp.	208,847	24,813
	Intel Corp.	949,442	24,467
*	Advanced Micro Devices Inc.	373,283	23,651
*	PayPal Holdings Inc.	267,412	23,016
	Automatic Data Processing Inc.	96,080	21,732
	Oracle Corp.	351,233	21,450
*	ServiceNow Inc.	46,706	17,637
	Analog Devices Inc.	120,186	16,747
	Applied Materials Inc.	201,145	16,480
*	Fiserv Inc.	147,888	13,838
	Micron Technology Inc.	255,085	12,780
	Lam Research Corp.	31,670	11,591
*	Synopsys Inc.	35,368	10,805
	Fidelity National Information Services Inc.	140,579	10,624
*	Cadence Design Systems Inc.	63,319	10,348
	KLA Corp.	32,785	9,922
*	Autodesk Inc.	50,227	9,382
	Amphenol Corp. Class A	137,519	9,208
	NXP Semiconductors NV	60,705	8,955
	Roper Technologies Inc.	24,505	8,813

		Shares	Market Value ($000)
*	Enphase Energy Inc.	31,310	8,688
	Motorola Solutions Inc.	38,588	8,643
	Paychex Inc.	74,025	8,306
	TE Connectivity Ltd.	73,920	8,158
	Microchip Technology Inc.	127,687	7,793
*	Fortinet Inc.	151,239	7,430
	Global Payments Inc.	64,040	6,920
	Cognizant Technology Solutions Corp. Class A	119,643	6,872
*	Keysight Technologies Inc.	41,569	6,541
*	Arista Networks Inc.	56,932	6,427
*	ON Semiconductor Corp.	100,276	6,250
	HP Inc.	210,652	5,249
	Corning Inc.	175,652	5,097
*	Gartner Inc.	18,312	5,067
	CDW Corp.	31,308	4,887
*	EPAM Systems Inc.	13,282	4,811
*	ANSYS Inc.	20,156	4,469
	Broadridge Financial Solutions Inc.	27,145	3,918
*	VeriSign Inc.	21,609	3,754
	Monolithic Power Systems Inc.	10,291	3,740
*	Paycom Software Inc.	11,252	3,713
*	Teledyne Technologies Inc.	10,851	3,662
	Hewlett Packard Enterprise Co.	300,064	3,595
*	Tyler Technologies Inc.	9,624	3,344
	Skyworks Solutions Inc.	37,139	3,167
	NetApp Inc.	50,846	3,145
*	Zebra Technologies Corp. Class A	11,989	3,141
*	Trimble Inc.	57,322	3,111
	Jack Henry & Associates Inc.	16,817	3,065
*	FleetCor Technologies Inc.	17,366	3,059
[1]	Citrix Systems Inc.	28,933	3,009
*	SolarEdge Technologies Inc.	12,881	2,981
*	Akamai Technologies Inc.	36,799	2,956
	NortonLifeLock Inc.	137,072	2,761
	Teradyne Inc.	36,297	2,728
*	PTC Inc.	24,473	2,560
	Seagate Technology Holdings plc	45,199	2,406
*	Western Digital Corp.	72,202	2,350
*	F5 Inc.	13,785	1,995
*	Ceridian HCM Holding Inc.	35,423	1,979
	Juniper Networks Inc.	74,568	1,948
*	Qorvo Inc.	23,893	1,897
*	DXC Technology Co.	53,214	1,303
			1,838,667
Materials (2.5%)
	Linde plc	115,243	31,068
	Air Products and Chemicals Inc.	51,289	11,937
	Sherwin-Williams Co.	54,539	11,167
	Corteva Inc.	166,122	9,494
	Freeport-McMoRan Inc.	330,562	9,034
	Ecolab Inc.	57,331	8,280
	Newmont Corp.	183,415	7,709
	Dow Inc.	165,953	7,290
	Albemarle Corp.	27,064	7,157
	Nucor Corp.	60,474	6,470
	PPG Industries Inc.	54,387	6,020
	DuPont de Nemours Inc.	115,955	5,844
	International Flavors & Fragrances Inc.	58,870	5,347

		Shares	Market Value ($000)
	Vulcan Materials Co.	30,762	4,852
	Martin Marietta Materials Inc.	14,437	4,650
	CF Industries Holdings Inc.	46,133	4,440
	LyondellBasell Industries NV Class A	58,909	4,435
	Mosaic Co.	79,935	3,863
	Amcor plc	348,085	3,735
	Ball Corp.	72,766	3,516
	FMC Corp.	29,073	3,073
	Avery Dennison Corp.	18,776	3,055
	International Paper Co.	83,809	2,657
	Packaging Corp. of America	21,612	2,427
	Celanese Corp. Class A	23,073	2,084
	Eastman Chemical Co.	28,422	2,019
	Westrock Co.	58,817	1,817
	Sealed Air Corp.	33,395	1,486
			174,926
Real Estate (2.8%)
	American Tower Corp.	107,669	23,117
	Prologis Inc.	171,173	17,391
	Crown Castle Inc.	100,146	14,476
	Equinix Inc.	21,061	11,980
	Public Storage	36,529	10,696
	Realty Income Corp.	142,723	8,307
	SBA Communications Corp. Class A	24,925	7,095
	Welltower Inc.	107,053	6,886
	Simon Property Group Inc.	75,619	6,787
	VICI Properties Inc.	222,457	6,640
	Digital Realty Trust Inc.	66,392	6,585
	AvalonBay Communities Inc.	32,369	5,962
	Extra Space Storage Inc.	30,990	5,352
	Equity Residential	78,364	5,268
*	CBRE Group Inc. Class A	74,361	5,020
	Weyerhaeuser Co.	171,358	4,894
	Alexandria Real Estate Equities Inc.	34,378	4,819
	Invitation Homes Inc.	134,223	4,533
	Duke Realty Corp.	89,123	4,296
	Mid-America Apartment Communities Inc.	26,731	4,145
	Ventas Inc.	92,567	3,718
	Essex Property Trust Inc.	15,079	3,653
	Iron Mountain Inc.	67,354	2,962
	UDR Inc.	70,677	2,948
	Camden Property Trust	24,582	2,936
	Healthpeak Properties Inc.	124,494	2,853
	Kimco Realty Corp.	142,582	2,625
	Host Hotels & Resorts Inc.	164,951	2,619
	Boston Properties Inc.	32,908	2,467
	Regency Centers Corp.	35,554	1,915
	Federal Realty Investment Trust	16,838	1,517
	Vornado Realty Trust	37,247	863
			195,325
Utilities (3.1%)
	NextEra Energy Inc.	454,324	35,624
	Southern Co.	245,787	16,714
	Duke Energy Corp.	178,021	16,560
	Dominion Energy Inc.	192,504	13,304
	Sempra Energy	72,674	10,897
	American Electric Power Co. Inc.	118,772	10,268

			Shares	Market Value ($000)
		Exelon Corp.	229,230	8,587
		Xcel Energy Inc.	126,424	8,091
		Consolidated Edison Inc.	81,927	7,026
		WEC Energy Group Inc.	72,877	6,517
		Public Service Enterprise Group Inc.	115,243	6,480
		Constellation Energy Corp.	75,500	6,281
		Eversource Energy	80,034	6,239
		American Water Works Co. Inc.	41,990	5,465
		DTE Energy Co.	44,854	5,160
		Edison International	88,301	4,996
		Ameren Corp.	59,813	4,818
		Entergy Corp.	47,095	4,739
*		PG&E Corp.	372,345	4,654
		FirstEnergy Corp.	125,674	4,650
		PPL Corp.	170,440	4,321
		CenterPoint Energy Inc.	145,757	4,107
		CMS Energy Corp.	67,179	3,913
		AES Corp.	154,696	3,496
		Atmos Energy Corp.	32,386	3,299
		Evergy Inc.	53,183	3,159
		Alliant Energy Corp.	58,133	3,080
		NiSource Inc.	93,626	2,358
		NRG Energy Inc.	54,393	2,082
		Pinnacle West Capital Corp.	26,081	1,683
				218,568
Total Common Stocks (Cost $4,405,279)				6,972,727
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund (Cost $18,687)	2.828%	186,926	18,687
Total Investments (100.0%) (Cost $4,423,966)				6,991,414
Other Assets and Liabilities—Net (0.0%)				1,829
Net Assets (100%)				6,993,243
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	126	22,689	(2,490)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,969,718	—	3,009	6,972,727
Temporary Cash Investments	18,687	—	—	18,687
Total	6,988,405	—	3,009	6,991,414

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,490	—	—	2,490
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.